Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income (loss)		$ 936,748	$ (85,994)	$ 264,021
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization of net premium on investments		14,478	52,495	69,080
Amortization of intangible assets		11,434	35,473	24,646
Net realized and unrealized investment (gains) losses		(886,670)	389,632	(232,491)
Loss on redemption of debt		15,175	0	1,566
Changes in:
Reinsurance balances, net		(397,563)	(427,220)	(84,767)
Reinsurance recoverable on paid and unpaid losses, net of ceded premiums payable		112,223	(98,086)	(481,173)
Funds held by reinsured companies and funds held–directly managed		56,890	(23,483)	47,383
Deferred acquisition costs		(128,426)	(98,475)	(34,822)
Net tax assets and liabilities		17,118	(82,247)	42,337
Non-life and life and health reserves		713,281	637,652	571,907
Unearned premiums, net of prepaid reinsurance premiums		383,841	289,554	94,945
Other net changes in operating assets and liabilities		150,340	(141,808)	(39,756)
Net cash provided by operating activities		998,869	447,493	242,876
Cash flows from investing activities
Sales of short-term investments		1,914,640	224,411	119,504
Redemptions of short-term investments		724,033	23,432	50,051
Purchases of short-term investments		(3,142,818)	(733,431)	(143,859)
Sales and redemptions of other invested assets		330,227	328,924	245,093
Purchases of other invested assets		(2,009,452)	(490,797)	(239,335)
Consideration paid to acquire Aurigen, net of cash acquired		0	0	(233,233)
Other, net		(94,263)	(5,357)	(71,511)
Net cash (used in) provided by investing activities		(117,994)	(1,260,911)	98,821
Cash flows from financing activities
Dividends paid to common and preferred shareholders		(245,802)	(94,251)	(191,109)
Issuance of unrestricted Class B common shares (1)	[1]	1,159	0	11,000
Redemption of Class B common shares	[1]	(6,540)	0	0
Issuance of senior notes		496,012	0	0
Redemption of debt		(512,697)	0	(207,130)
Net cash used in financing activities		(267,868)	(94,251)	(387,239)
Effect of foreign exchange rate changes on cash		(6,451)	13,564	44,226
Increase (decrease) in cash and cash equivalents		606,556	(894,105)	(1,316)
Cash and cash equivalents—beginning of year		877,907	1,772,012	1,773,328
Cash and cash equivalents—end of year		1,484,463	877,907	1,772,012
Supplemental cash flow information:
Taxes paid		85,047	139,543	66,228
Interest paid		38,650	41,551	40,989
Fixed maturities
Sales of trading securities		16,502,655	14,665,938	12,524,296
Redemptions of fixed maturities		738,478	494,148	572,638
Purchases of trading securities		(14,918,698)	(15,638,777)	(12,465,127)
Equities
Sales of trading securities		133,891	89,349	16,232
Purchases of trading securities		$ (296,687)	$ (218,751)	$ (275,928)

[1]	Class B shares are recorded as a liability on the Company's Consolidated Balance Sheet. See Note 13 for further details.